Employee Benefits - Schedule of Benefit Structure Offer to Emplyees (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Retirement Benefits [Abstract]
Benefit obligations at the beginning of the year	$ 16,122	$ 15,062
Actuarial (gain) / loss	2,031	1,273
Service cost	2,680	2,250
Interest cost	655	444
Benefits paid	(2,168)	(2,491)
Other		(416)
Benefit obligations at the end of the year	19,320	16,122
Current benefit obligation	2,575	2,620
Non-current benefit obligation	16,745	13,502
Fair value of plan assets at the beginning of the year
Employer contributions	2,168	2,491
Benefits paid	(2,168)	(2,491)
Plan assets at the end of the year
Unfunded status	$ 19,320	$ 16,122